Vanguard High-Yield Corporate Fund Expense Example - Retail Prospectus [Member] - Vanguard High-Yield Corporate Fund	Jan. 31, 2026 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154